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                            Prudential Mutual Funds
                         Supplement dated March 1, 1997

    The following information supplements the Prospectus of each of the Funds listed below.

SHAREHOLDER GUIDE--HOW TO SELL YOUR SHARES

Contingent Deferred Sales Charges

    Waiver of Contingent Deferred Sales Charges--Class B Shares

    Systematic Withdrawal Plan. The contingent deferred sales charge (CDSC) will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge.

    Waiver of Contingent Deferred Sales Charges--Class C Shares
               (Non-Municipal Funds Only)

    PruArray or SmartPath Plans. The CDSC will be waived on redemptions from certain qualified and non-qualified retirement and deferred compensation plans that participate in the Transfer Agent's PruArray and SmartPath Programs, provided that the investment options of the plan include shares of Prudential Mutual Funds and shares of non-affiliated mutual funds.

    Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this supplement relates.

Name of Fund                                            Date of Prospectus
The BlackRock Government Income Trust                   August 29, 1996
Global Utility Fund, Inc.                               November 29, 1996
Prudential Allocation Fund                              September 27, 1996
Prudential California Municipal Fund
  (California Series)                                   November 1, 1996
  (California Income Series)                            November 1, 1996
Prudential Distressed Securities Fund, Inc.             January 29, 1997
Prudential Dryden Fund
  Active Balanced Fund                                  November 29, 1996
Prudential Emerging Growth Fund, Inc.                   November 18, 1996
Prudential Equity Income Fund                           December 30, 1996
Prudential Europe Growth Fund, Inc.                     July 2, 1996
Prudential Global Genesis Fund, Inc.                    July 30, 1996
Prudential Global Limited Maturity Fund, Inc.           December 30, 1996
Prudential Government Income Fund, Inc.                 April 30, 1996

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Name of Fund                                            Date of Prospectus
Prudential Jennison Series Fund, Inc.                   January 13, 1997
Prudential Multi-Sector Fund, Inc.                      June 28, 1996
Prudential Municipal Bond Fund                          June 28, 1996
Prudential Municipal Series Fund
  (Non-money market series)                             November 1, 1996
Prudential Natural Resources Fund, Inc.                 July 30, 1996
Prudential Pacific Growth Fund, Inc.                    January 7, 1997
Prudential Small Companies Fund, Inc.                   January 24, 1997
Prudential World Fund, Inc.                             January 16 , 1997
MF970C-4